Submission	Dec. 08, 2025
Submission [Line Items]
Central Index Key	0002082149
Registrant Name	Daedalus Special Acquisition Corp.
Registration File Number	333-290165
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A